TRADE AND OTHER PAYABLES (Details 1)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Trade and Other Payables
Beginning balance	$ 916,000		$ 1,220,000
Interest expense	67,000		108,000
Effect of modification to lease term	(284,000)		0
Lease payments	(267,000)		(402,000)
Lease recognition	268,000		0
Lease settlement	(5,000)		0
Foreign currency translation difference	(8,000)		0
Ending balance	687,000		916,000
Current portion	126,000		259,000
Non-current portion		$ 561		$ 657
Total	$ 687,000		$ 916,000